General and Administrative expense (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2022
General And Administrative Expenses
Directors’ fees (Note 15)		$ 107	$ 114	$ 214	$ 187
Insurance		(100)	(111)	(199)	(233)
Office and general		41	163	60	271
Shareholder information		186	184	314	297
Professional fees		136	163	237	315
Salaries and benefits(Note 15)	[1]	(614)	(411)	(1,098)	(1,039)
Consulting		126	237	177	282
Severance			241		241
Share-based compensation expense(1) (Note 15)		645	533	1,398	1,513
Travel and accommodation		(56)	(61)	(103)	(104)
Depreciation	[1]	18	(71)	58	10
Other		6	5	14	5
Total general and administrative expenses		$ 2,035	$ 2,152	$ 3,872	$ 4,497

[1]	As a result of adoption to amendments to IAS 16, Property, Plant and Equipment, during the year ended August 31, 2022, certain costs incurred related to Buckreef’s operating costs, post adoption, were recorded in cost of sales.